Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 - SUBSEQUENT EVENTS

Registered Direct Offerings

On January 14, 2021, the Company completed a registered direct offering of 2,221,458 shares of common stock at approximately $4.50 per share for gross proceeds of approximately $10,000,000.

On February 11, 2021, the Company completed a registered direct offering of 3,007,026 shares of common stock for gross proceeds of approximately $12.8 million.

Stockholder Demand Letter

On January 21, 2021, the Company received a stockholder litigation demand letter from the law firm of Purcell Julie & Lefkowitz LLP, on behalf of James Self, a purported stockholder of our Company. The letter demands that the Company (i) deem ineffective the December 30, 2020 amendment to our Amended and Restated Certificate of Incorporation in which the Company effected a one-for-four reverse stock split of its common stock due to the manner in which non-votes by brokers were tabulated, (ii) seek appropriate relief for damages allegedly suffered by the company and its stockholders or seek a valid stockholder approval of the amendment and reverse stock split, and (iii) adopt adequate internal controls to prevent a recurrence of the alleged misconduct. The Company disputes that the amendment was ineffective or that there were any inadequate internal controls related to the same. However, to eliminate any questions about the amendment, the Company intends to seek to ratify the amendment at a special stockholders’ meeting pursuant to Section 204 of the Delaware General Corporation Law. This special stockholders’ meeting is scheduled to occur on May 14, 2021.

Development and Clinical Supply Agreement

On February 22, 2021, the Company entered into a Development and Clinical Supply Agreement (the “Agreement”) with PureForm Global, Inc. (“PureForm”), pursuant to which PureForm will be the exclusive provider of synthetic cannabidiol (“API”) for the Company’s development plans for cancer treatment and supportive care. Under the terms of the Agreement, PureForm has granted the Company the exclusive right to purchase API and related product for cancer treatment and supportive care during the term of the Agreement (contingent upon an initial minimum order volume during the first thirty (30) days from the effective date) and has agreed to manufacture, package and test the API and related product in accordance with specifications established by the parties. All inventions that are developed jointly by the parties in the course of performing activities under the Agreement will be owned jointly by the parties in accordance with applicable law; however, if the Company funds additional research and development efforts by PureForm, the parties may enter into a further agreement whereby PureForm would assign any resulting inventions or technical information to the Company.

The initial term of the Agreement is three (3) years commencing on the effective date of the Agreement, subject to extension by mutual agreement of the parties. The Agreement may be terminated by either party upon thirty (30) days written notice of an uncured material breach or immediately in the event of bankruptcy or insolvency. The Agreement contains, among other provisions, representation and warranties, indemnification obligations and confidentiality provisions in favor of each party that are customary for an agreement of this nature.

License Agreement

On March 5, 2021, the Company entered into an Exclusive License Agreement (the “Agreement”) with Diverse Biotech, Inc. (“Diverse”), pursuant to which the Company has acquired an exclusive, perpetual license to develop five therapeutic candidates (collectively, the “Agents”) with the goal of alleviating the side effects that cancer patients experience. Under the terms of the Agreement, Diverse has granted the Company an exclusive license to its intellectual property rights covering the Agents and its products. In exchange, the Company has granted Diverse the right to information relating to the Agents developed for the express purpose of using such information to obtain patent rights, which right terminates upon the issuance or denial of the patent rights.

Under the Agreement, the Company will maintain sole responsibility and ownership of the development and commercialization of the Agents and its products. Diverse has agreed not to develop or commercialize any agent or product that would compete with the Agents, or its products containing the Agents, at any time during or after the term of the Agreement. If Diverse intends to license, sell, or transfer any other molecules linked with cannabinoids not granted to the Company under the terms of this Agreement, the Company will have the first right, but not the obligation, to negotiate an agreement with Diverse for such cannabinoids. The Company has also agreed to pay Diverse an up-front investment payment of $675,000, as well as a running royalty starting with the first commercial sale by the Company to a third party in an arms’-length transaction. The term of the Agreement shall continue for as long as the Company intends to develop or commercialize the new drugs, unless earlier terminated by either Party.

Exercise of Warrants

On March 10, 2021, the Company received $3,267,245 from the exercise of warrants to purchase 851,099 shares of common stock.